DYNAMIC ALPHA MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 49.7%
	EQUITY - 49.7%
60,043	BNY Mellon US Large Cap Core Equity ETF			$ 5,992,291
61,140	Invesco Nasdaq 100 ETF			11,169,667
122,510	Schwab US Dividend Equity ETF			9,877,981
39,705	SPDR Portfolio S&P 500 ETF			2,443,049
6,300	Vanguard Dividend Appreciation ETF			1,150,443
49,690	Vanguard Russell 1000 Growth ETF			4,306,632
25,300	Vanguard Value ETF			4,120,358
				39,060,421

	TOTAL EXCHANGE-TRADED FUNDS (Cost $33,442,570)			39,060,421

	SHORT-TERM INVESTMENTS — 39.8%
	MONEY MARKET FUNDS - 39.8%
15,206,820	Fidelity Government Portfolio, Class I, 5.21%(a)			15,206,820
849,030	First American Government Obligations Fund, Class Z, 5.19%(a)(b)			849,030
15,206,820	First American Government Obligations Fund, Class Z, 5.19%(a)			15,206,820
	TOTAL MONEY MARKET FUNDS (Cost $31,262,670)			31,262,670

	TOTAL SHORT-TERM INVESTMENTS (Cost $31,262,670)			31,262,670

	TOTAL INVESTMENTS - 89.5% (Cost $64,705,240)			$ 70,323,091
	OTHER ASSETS IN EXCESS OF LIABILITIES- 10.5%			8,273,999
	NET ASSETS - 100.0%			$ 78,597,090

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
318	CBOT 2 Year US Treasury Note Futures	06/28/2024	$ 65,026,032	$ (72,042)
83	COMEX Copper Futures(b)	05/29/2024	8,314,525	258,516
487	COMEX Gold 100 Troy Ounces Futures(b)	06/26/2024	109,010,080	3,011,480
	TOTAL FUTURES CONTRACTS			$ 3,197,954

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of March 31, 2024.
(b)	All or a portion of this investment is a holding of the DAMF Fund Ltd.